Schedule I - STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 12,303	$ 16,268	$ 26,411
Adjustments to reconcile net income to net cash generated from operating activities:
Equity in profit of subsidiaries and variable interest entities	172	153	91
Share-based compensation	2,306	2,111	2,015
(Decrease) increase in accrued expenses and other liabilities	357	4,822	3,792
(Increase) decrease in prepayments and other assets	(2,710)	(4,429)	(843)
Exchange (gain) loss	(2,476)	(128)	(2,462)
Net cash generated from operating activities	50,094	37,731	38,969
Purchase of available-for-sale investment	(1,071)	(3,400)	(658)
Net cash used in investing activity	(55,497)	(45,468)	(34,023)
Repurchase of ordinary shares			(36,760)
Proceeds from share options exercised by employees	1,489		1,659
Loan to optionees in connection with exercise of options	(1,557)		(1,663)
Repayment of loan to optionees in connection with exercise of options	193	199	177
Capital contribution from noncontrolling interests	89	12,236	4,859
Dividends paid to shareholders	(14,949)	(14,839)	(31,138)
Net cash (used in) generated from financing activities	(3,302)	33,295	(62,866)
Cash and cash equivalents and restricted cash at beginning of the year	95,381	69,224	134,211
Cash and cash equivalents and restricted cash at end of the year	82,562	95,381	69,224
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	11,626	14,935	26,290
Adjustments to reconcile net income to net cash generated from operating activities:
Equity in profit of subsidiaries and variable interest entities	(14,763)	(19,287)	(27,902)
Share-based compensation	2,306	2,111	2,015
(Decrease) increase in accrued expenses and other liabilities	(377)	1,263	(29)
(Increase) decrease in amounts due from subsidiaries	1,604	(1,263)	(5,120)
(Increase) decrease in prepayments and other assets		12	(3)
Increase (decrease) in amounts due to subsidiaries	(8,305)	6,059	65,631
Exchange (gain) loss	(2,100)	(508)	(2,354)
Net cash generated from operating activities	(9,575)	4,383	59,957
Purchase of available-for-sale investment		(911)
Net cash used in investing activity		(911)
Repurchase of ordinary shares			(36,760)
Proceeds from share options exercised by employees	1,489		1,659
Loan to optionees in connection with exercise of options	(1,558)		(1,663)
Repayment of loan to optionees in connection with exercise of options	193	199	177
Capital contribution from noncontrolling interests	29	1,090
New short-term loans drawn down	20,573	14,414
Dividends paid to shareholders	(14,949)	(14,839)	(31,138)
Net cash (used in) generated from financing activities	5,777	864	(67,725)
Net (decrease) increase in cash and cash equivalents and restricted cash	(3,798)	4,336	(7,768)
Cash and cash equivalents and restricted cash at beginning of the year	6,021	1,685	9,453
Cash and cash equivalents and restricted cash at end of the year	2,223	6,021	1,685
Parent Company | Long Term Intra Entity Foreign Currency Transaction Losses
Adjustments to reconcile net income to net cash generated from operating activities:
Exchange (gain) loss	$ (1,666)	$ 553	$ (925)